STOCK-BASED COMPENSATION - Assumptions Used To Estimate The Fair Value (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.61%	0.45%
Risk-free interest rate, maximum	1.08%
Dividend yield	0.00%	0.00%
Volatility rate	50.00%	45.00%
Weighted average fair value of options at grant date	$ 7.131	$ 3.158
Options to purchase common stock and unvested RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years
Unrecognized compensation costs related to unamortized stock option	$ 108,664
Compensation which is expected to be recognized over a weighted-average period (in years)	2 years 14 days
Vesting period (in years)	3 years 6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 2 months 8 days	5 years 10 months 9 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 9 days	6 years 6 months
Maximum | Options to purchase common stock and unvested RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years